Segment Information - Reconciliation of Attributable Segment Total Earnings (Loss) from Operations, Associates and Joint Venture (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total earnings from operations, associates and joint venture	$ 265	$ 369
Gain on derivatives, net (i)	4	3
Gain on disposition of mining interest, net of transaction costs	42
Finance costs (i)	(133)	(137)
Other income (expense), net (i)	15	(13)
Earnings before taxes	193	222
Material reconciling items [member]
Disclosure of operating segments [line items]
Adjustment to account for Pueblo Viejo, NuevaUnión, Leagold and Alumbrera on an equity method basis	(206)	(274)
Gain on derivatives, net (i)	4	3
Gain on disposition of mining interest, net of transaction costs	42
Finance costs (i)	(133)	(137)
Other income (expense), net (i)	15	(13)
Earnings before taxes	193	222
Attributable segments [member] | Reportable segments [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Total earnings from operations, associates and joint venture	$ 471	$ 643